Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (153,306)	$ (46,953)	$ (80,277)	$ (50,850)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property, equipment and finance lease right-of-use assets	3,228	2,095	2,787	1,948
Amortization of debt issuance costs	0	26
Gain on disposal of property and equipment	0	(98)	(107)	(24)
Bad debt expense	377	0
Accretion of marketable securities to redemption value	(32)	0
Stock-based compensation	5,856	5,865	8,043	6,229
Change in equity-method investment	346	941
Change in fair value of debt instrument	59,916	5,547	20,163	2,969
Forgiveness of Paycheck Protection Program loan	(2,860)	0
Change in fair value of warrant liabilities	(515)	0
Changes in operating assets and liabilities:
Accounts receivable	3,032	(1,111)	1,458	(618)
Other receivables	(6,942)	4,036	(2,074)	(3,246)
Prepaid expenses and other current assets	(7,859)	878	1,307	(1,030)
Other non-current assets	(1,330)	485	604	(672)
Trade payables	1,147	(3,915)	(3,126)	2,464
Accrued expenses	5,800	4,306	3,537	2,214
Other current and long-term liabilities	1,240	(840)	(1,943)	2,236
Amortization of debt discount and issuance costs				268
Equity method investment loss	720	941	1,274	1,281
Non-cash interest on convertible loan notes			0	286
Net cash used in operating activities	(91,902)	(28,738)	(48,354)	(36,556)
Cash flows from investing activities:
Purchase of property and equipment	(5,698)	(1,090)	(1,416)	(2,973)
Purchase of marketable securities	(54,800)	0
Proceeds from sale of marketable securities	5,000	0
Proceeds from maturity of marketable securities	30	0
Payment for asset acquisition	(500)	0	(250)
Proceeds from disposal of property and equipment			0	142
Investment in equity method investee	0	(2,500)	(4,990)
Net cash used in investing activities	(55,968)	(3,590)	(6,656)	(2,831)
Cash flows from financing activities:
Proceeds from convertible loan notes	76,723	28,714	51,781	15,000
Principal payments on long-term debt	0	(1,979)	(1,952)	(3,534)
Proceeds from issuance of ordinary shares, net of issuance costs	167,966	1,961	1,961	38,639
Proceeds from Paycheck Protection Program loan	0	2,860	2,860
Proceeds from exercise of options	369	20	42	33
Proceeds from the exercise of warrants	379	7	7
Proceeds from issuance of warrants	263	0	360
Debt issuance costs incurred	(383)	0	(494)
Transaction costs	(41,484)	0
Principal payments on finance lease	0	(1,231)	(1,231)	(1,205)
Net cash provided by financing activities	203,833	30,352	53,334	48,933
Net increase (decrease) in cash and cash equivalents	55,963	(1,976)	(1,676)	9,546
Cash and cash equivalents:
Beginning of period	19,228	20,904	20,904	11,358
End of period	$ 75,191	$ 18,928	$ 19,228	$ 20,904